Unaudited Interim Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Total	Share capital	Share premium	Other reserves	Retained earnings/ (Accumulated deficit)	Profit/(loss) for the period
Equity, beginning balance at Dec. 31, 2022	€ 219,797	€ 20,755	€ 594,043	€ 55,252	€ (306,974)	€ (143,279)
Total comprehensive income/(loss)	(32,318)			2,727		(35,046)
Income appropriation	0				(143,279)	143,279
Share-based compensation expense:
Value of services	3,232			3,232
Exercises	(3)	79	(82)
Equity, ending balance at Jun. 30, 2023	190,707	20,834	593,960	61,211	(450,253)	(35,046)
Equity, beginning balance at Dec. 31, 2023	128,247	20,837	594,003	65,088	(450,253)	(101,429)
Total comprehensive income/(loss)	33,596			(379)		33,976
Income appropriation	0				(101,429)	101,429
Share-based compensation expense:
Value of services	4,435			4,435
Exercises	0	55	(55)
Equity, ending balance at Jun. 30, 2024	€ 166,278	€ 20,892	€ 593,948	€ 69,144	€ (551,682)	€ 33,976